Investment Strategy	Mar. 01, 2026
Knights of Columbus Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, bonds include a variety of fixed income instruments, such as securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate obligations, residential and commercial mortgage-backed securities, and asset-backed securities. The Fund invests primarily in U.S. issuers and investment-grade securities, but may hold securities that are rated below investment grade (“high yield” or “junk bonds”). The Fund may invest in securities with any maturity or duration.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments to purchase on behalf of the Fund, the Adviser combines quantitative and qualitative analyses to identify market sectors and individual issuers that the Adviser believes are undervalued in the market. For corporate issuers, the Adviser analyzes the company’s financial statements as well as its prospects for future cash generation, while for mortgage- or asset-backed securities, the Adviser analyzes the quality of the underlying receivables and structural credit enhancements. The Adviser will generally sell a security on behalf of the Fund if the security reaches its estimated fair value or is impacted by an adverse event, or if more attractive alternatives exist.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds.
Knights of Columbus Limited Duration Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, bonds include a variety of fixed income instruments, such as securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate obligations, residential and commercial mortgage-backed securities, and asset-backed securities. The Fund invests primarily in U.S. issuers and investment-grade securities, but may hold securities that are rated below investment grade (“high yield” or “junk bonds”).

The Fund may invest in securities with any maturity or duration, but seeks to maintain an average duration similar to that of the Bloomberg 1-3 Year U.S. Government/Credit Index, which generally ranges between zero and three years. Duration measures how changes in interest rates affect the value of a fixed income security. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. Thus, the longer the duration, the more volatile the security.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments to purchase on behalf of the Fund, the Adviser combines quantitative and qualitative analyses to identify market sectors and individual issuers that the Adviser believes are undervalued in the market. For corporate issuers, the Adviser analyzes the company’s financial statements as well as its prospects for future cash generation, while for mortgage- or asset-backed securities, the Adviser analyzes the quality of the underlying receivables and structural credit enhancements. The Adviser will generally sell a security on behalf of the Fund if the security reaches its estimated fair value or is impacted by an adverse event, or if more attractive alternatives exist.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds.
Knights of Columbus Large Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, a large-capitalization company is a company with a market capitalization within the range of the Bloomberg 1000 Growth Total Return Index at the time of initial purchase. While the market capitalization range of the Bloomberg 1000 Growth Total Return Index changes throughout the year, as of December 31, 2025, the market capitalization range of the Bloomberg 1000 Growth Total Return Index was between approximately $1.8 billion and $4.5 trillion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies. From time to time, the Fund may focus its investments in a particular sector, including the information technology sector.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The quantitative process begins with an understanding of the market regime or investment environment. Factors are used by the quantitative equity selection model, chosen by their demonstrated efficacy in historical environments. This process ranks the investable universe into deciles (1 = attractive, 10 = unattractive). Those companies that rank attractive are considered for further fundamental research, which incorporates criteria that are otherwise difficult to quantify. Both the quantitative ranks and the fundamental research inform the portfolio management team when constructing the portfolio. Risk is measured and monitored throughout the portfolio management process in different ways, including active risk to the benchmark, individual stock contribution to that active risk and sector/industry group/individual stock exposure risks. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a decrease in quantitative ranking, a revised outlook via fundamental research, extreme price movements, or for risk management purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently. The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies.
Knights of Columbus Large Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, a large-capitalization company is a company with a market capitalization within the range of the Bloomberg 1000 Value Total Return Index at the time of initial purchase. While the market capitalization range of the Bloomberg 1000 Value Total Return Index changes throughout the year, as of December 31, 2025, the market capitalization range of the Bloomberg 1000 Value Total Return Index was between approximately $1.7 billion and $3.8 trillion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the

Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The quantitative process begins with an understanding of the market regime or investment environment. Factors are used by the quantitative equity selection model, chosen by their demonstrated efficacy in historical environments. This process ranks the investable universe into deciles (1 = attractive, 10 = unattractive). Those companies that rank attractive are considered for further fundamental research, which incorporates criteria that are otherwise difficult to quantify. Both the quantitative ranks and the fundamental research inform the portfolio management team when constructing the portfolio. Risk is measured and monitored throughout the portfolio management process in different ways, including active risk to the benchmark, individual stock contribution to that active risk and sector/industry group/individual stock exposure risks. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a decrease in quantitative ranking, a revised outlook via fundamental research, extreme price movements, or for risk management purposes.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies.
Knights of Columbus Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, a small-capitalization company is a company with a market capitalization within the range of the Bloomberg 2000 Total Return Index at the time of initial purchase. While the market capitalization range of the Bloomberg 2000 Total Return Index changes throughout the year, as of December 31, 2025, the market capitalization range of the Bloomberg 2000 Total Return Index was between approximately $14.0 million and $15.4 billion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the

Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The quantitative process begins with an understanding of the market regime or investment environment. Factors are used by the quantitative equity selection model, chosen by their demonstrated efficacy in historical environments. This process ranks the investable universe into deciles (1 = attractive, 10 = unattractive). Those companies that rank attractive are considered for further fundamental research, which incorporates criteria that are otherwise difficult to quantify. Both the quantitative ranks and the fundamental research inform the portfolio management team when constructing the portfolio. Risk is measured and monitored throughout the portfolio management process in different ways, including active risk to the benchmark, individual stock contribution to that active risk and sector/industry group/individual stock exposure risks. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a decrease in quantitative ranking, a revised outlook via fundamental research, extreme price movements, or for risk management purposes.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies.
Knights of Columbus International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and represent an ownership in a foreign security. The Fund may invest in securities of companies with any market capitalization.

Under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its assets will be invested in non-U.S. companies, in both developed and emerging market countries. For purposes of this policy, a company is considered to be a non-U.S. company if: (i) 50% of the company’s assets are located outside of the United States; (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company maintains its principal place of business outside of the United States.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The quantitative process begins with an understanding of the market regime or investment environment. Factors are used by the quantitative equity selection model, chosen by their demonstrated efficacy in historical environments. This process ranks the investable universe into deciles (1 = attractive, 10 = unattractive). Those companies that rank attractive are considered for further fundamental research, which incorporates criteria that are otherwise difficult to quantify. Both the quantitative ranks and the fundamental research inform the portfolio management team when constructing the portfolio. Risk is measured and monitored throughout the portfolio management process in different ways, including active risk to the benchmark, individual stock contribution to that active risk and sector/industry group/individual stock exposure risks. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a decrease in quantitative ranking, a revised outlook via fundamental research, extreme price movements, or for risk management purposes.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Knights of Columbus Long/Short Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in long and short positions in equity securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.

The equity securities in which the Fund invests are primarily common stocks of large-capitalization U.S. companies and derivatives with economic characteristics similar to such securities. The Fund considers a large-capitalization company to be a company with a market capitalization above the 70th percentile of the market capitalization of companies listed on the New York Stock Exchange (“NYSE”) (approximately $12.5 billion as of January 31, 2026).

The Fund takes long and short positions in equity securities. A long position arises where the Fund holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security. Short positions generally involve selling a security not held within the portfolio in anticipation that the security’s price will decline or entering into a derivative instrument that provides economic exposure similar to a short sale of the security. To complete a short sale transaction, the Fund typically must borrow the stock to make delivery to the buyer. The Fund then would be obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold short by the Fund. The Fund will be managed with a net long exposure bias, but has the ability to have net short exposure. The Fund may hold a substantial portion of its total assets in cash when it holds significant short positions.

In addition to investing in derivatives to take long and short positions, the Fund may also invest in derivatives for hedging or risk management purposes. The derivatives in which the Fund principally invests are options and swaps.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If L2 Asset Management, LLC (“L2 Asset Management” or the “Sub-Adviser”), the Fund’s sub-adviser, becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the

Sub-Adviser may sell the company’s securities or otherwise exclude future investments in such company. Although the Fund is designed to avoid taking long positions in the equity securities of such companies, the Fund may, consistent with the USCCB Guidelines, take short positions in the equity securities of such companies. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments to buy and sell for the Fund, the Sub-Adviser utilizes a hybrid quantitative and fundamental investment process to seek to identify atypically high-quality companies for their level of market valuation. Stocks are evaluated by the Sub-Adviser on many variables that can be classified broadly into various categories, including “valuation” and “earnings quality.” “Valuation” contains traditional measures such as the dividend-to-price ratio and the earnings-to-price ratio, and “earnings quality” is used to assess the quality of earnings using measures such as accounting accruals and inventory turnover. Other variables focus on measures of analysts’ forecasts, balance sheet quality, market movements and return patterns including short and long-term price momentum. The Fund may focus its investments in one or more sectors.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in long and short positions in equity securities.
Knights of Columbus U.S. All Cap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities included in the Bloomberg U.S. 3000 Catholic Values Index (the “Index”) and other instruments with economic characteristics similar to such securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Index consists of all common stocks and real estate investment trusts (“REITs”) in the Bloomberg U.S. 3000 Index (the “Parent Index”), excluding companies that are determined by Bloomberg Index Services Limited (“Bloomberg” or “BISL”) and Morningstar Sustainalytics (“Sustainalytics”) to be involved with activities that conflict with the USCCB Guidelines, including gambling, abortion, contraception, pornography and other forms of adult entertainment, stem cell and fetal tissue research/human cloning, tobacco, cannabis, weapons of mass destruction and other forms of controversial weapons, manufacturing and selling of weapons to civilians (the “Restricted Securities List”), or other activities that may be added to the Restricted Securities List from time to time. The Parent Index is a free-float market-capitalization-weighted index and includes the 3,000 U.S. companies with the largest free-float market capitalizations. As of December 31, 2025, the market capitalizations of the Parent Index ranged from approximately $4 million to $4.5 trillion, and its average weighted market capitalization was approximately $1.3 trillion. From time to time, the application of the USCCB Guidelines may result in the Index being underweight certain sectors (such as the health care sector) or overweight certain sectors (such as the information technology sector) relative to the Parent Index.

The Index is the exclusive property of BISL. The Index is calculated and administered by BISL. Neither BISL nor Sustainalytics is affiliated with the Fund, the Adviser or L2 Asset Management, LLC (“L2 Asset Management” or the “Sub-Adviser”), the Fund’s sub-adviser. Bloomberg and Sustainalytics will deem a company to be a U.S. company if its securities are primarily listed in the United States or country of risk is the United States. A company’s “country of risk” is a proprietary Bloomberg value primarily driven by four factors: country of domicile, country of listing, country of largest revenue, and reporting currency. The Index is reconstituted and rebalanced on a quarterly basis in March, June, September and December to reflect changes in the constituents of the Parent Index and changes in policies and practices related to USCCB Guidelines and screening considerations, as determined by BISL and Sustainalytics. As of December 31, 2025, the Index consisted of approximately 2,720 constituents.

The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the companies that make up the Index, holding each company in approximately the same proportion as its weighting in the Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities included in the Bloomberg U.S. 3000 Catholic Values Index (the “Index”) and other instruments with economic characteristics similar to such securities.
Knights of Columbus Real Estate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in real estate securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.

For purposes of the Fund’s 80% investment policy, real estate securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”), as well as derivatives and other instruments that have economic characteristics similar to such securities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate, or finance real estate. REOCs are publicly traded corporations that engage in the development, management or financing of real estate. The Fund considers a company to be a real estate company if the company derives the majority of its earnings before interest, depreciation and amortization from the ownership, management and development of income-producing real estate, or the financing of real estate. The Fund may invest in securities of companies with any market capitalization.

The Fund may seek to enhance current income by writing (selling) covered call options.

The Fund seeks to make investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. As part of the screening process for the Fund, the Adviser uses information from a third-party environmental, social, and governance research firm and consults with experts to assess the policies and practices of companies based on the criteria set forth in the USCCB Guidelines. Based on such assessments, the Adviser compiles and maintains a list of companies that it determines to be inconsistent with the USCCB Guidelines (the “Restricted Securities List”). The Fund seeks to avoid investments in companies identified through this process. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company. The criteria used to screen out companies for the Fund may be modified from time to time to seek to maintain alignment with any changes to the USCCB Guidelines.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The quantitative process begins with an understanding of the market regime or investment environment. Factors are used by the quantitative equity selection model, chosen by their demonstrated efficacy in historical environments. This process ranks the investable universe into deciles (1 = attractive, 10 = unattractive). Those companies that rank attractive are considered for further fundamental research, which incorporates criteria that are otherwise difficult to quantify. Both the quantitative ranks and the fundamental research inform the portfolio management team when constructing the portfolio. Risk is measured and monitored throughout the portfolio management process in different ways, including active risk to the benchmark, individual stock contribution to that active risk and sector/industry group/individual stock exposure risks. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a decrease in quantitative ranking, a revised outlook via fundamental research, extreme price movements, or for risk management purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in real estate securities.
MetLife Core Plus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The Adviser considers high yield bonds to be those rated below BBB- or Baa3 by Moody’s Investor Services Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined to be of comparable quality by the Adviser.

The Fund will invest primarily in U.S. corporate, government, mortgage-backed and asset-backed fixed income securities and privately issued securities (e.g., Rule 144A securities), but may also invest in U.S. Treasury interest rate futures, forward currency contracts and credit default swaps. The Fund may use U.S. Treasury interest-rate futures for hedging purposes, primarily to assist in the risk management and liquidity of the Fund. The Fund may also use forward currency contracts for currency hedging and credit default swaps to gain exposure that is not available in the cash bond market.

The Fund may also participate in “to-be-announced” transactions (“TBA Transactions”). A TBA Transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later. The actual pools of mortgage-backed securities delivered in a TBA Transaction typically are not determined until two days prior to the settlement date. Instead of receiving the pools, however, the Fund may participate in rolling TBA Transactions, which may significantly increase the Fund’s portfolio turnover rate.

The Adviser believes that the fixed income markets are efficient with respect to interest rate risk, but that bond markets regularly misprice securities that are exposed to credit, prepayment and liquidity risks. The Adviser seeks to exploit these inefficiencies by focusing on security and sector selection, and de-emphasizing duration management. The Adviser employs a “bottom-up” approach to constructing the Fund’s portfolio, leveraging its in-house credit research capabilities to determine the relative value of each fixed income security purchased by the Fund. The Adviser believes that proprietary, bottom-up, fundamental credit and structured products research, coupled with active trading is the best technique to identify the relative value of the individual securities and market sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds.
MetLife Multi-Sector Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets, plus any borrowings for investments purposes, in a diversified portfolio of fixed income securities of any maturity or duration. The Fund will invest primarily in U.S. and non-U.S. corporate, government, mortgage-backed and asset-backed fixed income securities. The Fund will invest in such securities across the investment grade, asset- and mortgage-backed, high yield and emerging markets sectors of the fixed income market. The Fund may invest in securities of any credit quality, including high yield fixed income securities (commonly referred to as “junk” bonds). The Adviser considers investment grade fixed income securities to be those rated as BBB or Baa or above by Moody’s Investors Services Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), or Fitch, Inc. (“Fitch”). The Adviser considers high yield debt securities to be those rated below BBB- or Baa3 by Moody’s, S&P or Fitch, or if unrated, determined to be of comparable quality by the Adviser. The Fund may also invest in convertible bonds, in the form of assignments or participations, and privately issued securities (e.g., Rule 144A securities).

The Fund may invest in interest rate futures, forward-currency contracts, and swaps. Interest rate futures may be used to assist in the risk management and liquidity of the Fund. Currency forwards may be used to gain a currency position. Credit default swaps and total return swaps may be used to gain exposure that is not available in the cash bond market. Swaps may also be used in cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The Fund may also participate in “to-be-announced” transactions (“TBA Transactions”). A TBA Transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later. The actual pools of mortgage-backed securities delivered in a TBA Transaction typically are not determined until two days prior to the settlement date. Instead of receiving the pools, however, the Fund may participate in rolling TBA Transactions, which may significantly increase the Fund’s portfolio turnover rate.

The Adviser will strategically allocate and diversify investments among U.S. investment grade corporate securities, U.S. asset- and mortgage-backed securities, and global high yield, international and emerging market fixed income securities asset classes, in weightings to be determined by the Adviser. The Adviser will attempt to efficiently allocate capital in an unconstrained manner in an effort to maximize total return, while minimizing volatility and potential downside risk. The Adviser’s asset allocation process seeks to generate the optimal allocation among asset classes in the fixed income universe utilizing both qualitative and quantitative approaches. Within each individual asset class, the specific portfolio manager employs a “bottom-up” approach to constructing the Fund’s portfolio, leveraging its in-house credit research capabilities to determine the relative value of each fixed income security purchased by the Fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets, plus any borrowings for investments purposes, in a diversified portfolio of fixed income securities of any maturity or duration.
PineBridge Dynamic Asset Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The investment objective of the Fund is to seek to achieve total return primarily by managing allocations among a broad range of asset classes, and secondarily by generating alpha (i.e., excess returns) through individual investment selections, based on a combination of factors, including, but not limited to, the Adviser’s macroeconomic views, fundamental analyses and risk management considerations.

In seeking to manage its exposure to asset classes and individual investments, the Fund may take long and short positions directly, or indirectly through pooled investment vehicles (such as open-end funds, closed-end funds, exchange-traded funds (“ETFs”), unregistered funds (e.g., hedge funds), and real estate investment trusts (“REITs”), advised by the Adviser or its affiliates, or other investment advisers), in equity and debt securities, derivative instruments, cash and other money market instruments. The Fund will not purchase an investment if, as a result, more than 15% of the value of the Fund’s net assets would be invested in unregistered funds, except as specifically permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The equity securities in which the Fund principally invests may include common and preferred stocks, convertible securities, rights and warrants, and depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)). The Fund may invest in equity securities of companies of any market capitalization. The fixed income securities in which the Fund principally invests may include securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, foreign sovereign debt, corporate obligations, residential and commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations (including collateralized loan obligations and collateralized bond obligations), bank loans (through both assignments and participations) and bank obligations. The Fund may invest in fixed income securities of any maturity, duration or credit quality, including those that are rated below investment grade (“high yield” or “junk” bonds). The Fund may also enter into repurchase and reverse repurchase agreements, and engage in securities lending. The derivative instruments in which the Fund invests may be exchange-traded or over-the-counter (“OTC”), and include futures contracts, forward contracts, options and swaps, relating to securities, currencies, or other instruments, entered into for hedging or speculative purposes, or to manage cash flows. The Fund invests in U.S. and non-U.S. (including both developed and emerging market) companies, countries and currencies. The Fund may invest in A-Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China. The Fund may invest in the domestic bond market in China through China’s Bond Connect Program (“Bond Connect”), a program that provides foreign investors with access to China’s onshore bond market.

When the Adviser believes that market conditions are unfavorable for profitable investing, or is otherwise unable to locate attractive investment opportunities, it may increase the Fund’s investments in cash or money market instruments (such as short-term U.S. government, corporate, and bank obligations, and money market funds) to protect the Fund’s assets and maintain liquidity. The Fund may adjust its asset allocations at any time, and may buy and sell investments frequently, particularly during periods of increased market volatility.